INVENTORIES	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES

2. INVENTORIES

Inventories consist of the following:

	March 31,	September 30,
	2024	2023
Finished Goods	$65,980	$40,969
Goods-in-Process	1,263,613	1,323,535
Total	$1,329,593	$1,364,504

Inventories are stated at the lower of cost or net realizable value, with cost determined on a first-in, first-out (“FIFO”) basis. The cost of inventories comprises expenditures incurred in acquiring the inventories, the cost of conversion and other costs incurred in bringing them to their existing location and condition. The Company records adjustments to its inventory for estimated obsolescence or diminution in net realizable value equal to the difference between the cost of the inventory and the estimated net realizable value. Once inventory has been written down, it creates a new cost basis for inventory that may not be subsequently written up. For the periods ended March 31, 2024 and 2023, the Company did not record any write-down of inventories.

3. INVENTORIES Inventories consist of the following:
	September 30,	September 30,
	2023	2022
Finished Goods	$40,969	$9,063
Goods-in-process	1,323,535	1,405,785
Total	$1,364,504	$1,414,848